Accounting Policies, by Policy (Policies)	6 Months Ended
Mar. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Basis of presentation and consolidation

Basis of presentation and consolidation

The accompanying consolidated balance sheet as of September 30, 2024, which has been derived from audited financial statements, and the unaudited interim condensed consolidated financial statements as of March 31, 2025 and for the six months ended March 31, 2025 and 2024 have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). Certain information and disclosures, which are normally included in financial statements prepared in accordance with United States generally accepted accounting principles, have been condensed or omitted pursuant to such rules and regulations. Management believes that the disclosures made are adequate to provide a fair presentation. The interim financial information should be read in conjunction with the financial statements and the notes for the fiscal years ended September 30, 2024 and 2023.

This basis of accounting involves the application of accrual accounting and consequently, revenues and gains are recognized when earned, and expenses and losses are recognized when incurred. The Company’s financial statements are expressed in U.S. Dollars.

In the opinion of management, all adjustments (which include normal recurring adjustments) necessary to present a fair statement of the Company’s unaudited condensed consolidated financial position as of March 31, 2025, its consolidated results of operations and cash flows for the six months ended March 31, 2025 and 2024, as applicable, have been made. The interim results of operations are not necessarily indicative of the operating results for the full fiscal year or any future periods.

Use of estimates

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the periods presented. Significant accounting estimates reflected in the Company’s consolidated financial statements include, but are not limited to, allowance for doubtful accounts, and the assessment of the valuation allowance on deferred tax assets. Actual results could differ from these estimates.

Revenue recognition

Revenue recognition

The Group adopted ASC Topic 606 (“ASC 606”), Revenue from Contract with Customers, with effect from October 1, 2019, using the modified retrospective method applied to those contracts which were not completed as October 1, 2019.

Under Topic 606, the entity should recognize revenue to depict the transfer of promised goods or services to clients in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.

To achieve that core principle, an entity should apply the following steps:

Step 1: Identify the contract(s) with a customer.

Step 2: Identify the performance obligations in the contract.

Step 3: Determine the transaction price.

Step 4: Allocate the transaction price to the performance obligations in the contract.

Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation.

Revenue recognition policies for each type of service are discussed as follows:

Advisory service fees

The Company acts as ongoing advisor to the client and provides a package of advisory services, including but not limited to, advising on global asset allocation, selecting and recommending suitable promotion or distribution channels for the issuance of the fund, coordinating daily operation and setting up meetings during post-establishment period, selecting and coordinating with lawyers for legal agreements and documents preparation, selecting qualified fund service providers, etc., as needed during the agreed-upon service period. Each contract of advisory service is accounted for as a single performance obligation which is satisfied over the service period. The Company allocates the transaction price to the single performance obligation based on a fixed annual fee and recognized revenue over the service period on a monthly basis.

Referral fees

The Company enters into contracts with brokers and refers high net worth or ultra-high net worth client who subscribe to wealth management products from the brokers, such referral service is regarded as the single performance obligation. The Company is then entitled to receive referral fees paid directly by the brokers; the referral fees are computed as a percentage of the premiums paid by the clients for purchase of the wealth management products distributed by the brokers.

When the client was referred to the broker, and relative wealth management products were successfully subscribed by the client, the performance obligation was satisfied. Revenue on first year premiums and if applicable, renewal premiums is recognized at the point in time when a client referred by the Company subscribes to wealth management products through the use of brokers the Company works with and such client has paid the requisite premiums and the applicable free look period has expired. Contract asset is recognized for the unbilled renewal referral fee as relevant service is provided, but payment contingent on the completion of the renewal. There is no significant financing component since the difference between the promised consideration and cash selling price of the service arises for reason other than the provision of finance to either the customer or the Company, and the difference between those amounts is proportional to the reason for the difference

Management fees

The Company is entitled to receive a management fee of one-twelfth of 0.4% to 1.5% of the net asset value attributable to client’s respective equity holding positions in each fund (before deduction of that months’ management fee and any accrued performance fee) on a monthly basis, and it is nonrefundable.

The Company is entitled to receive a management fee from either the discretionary account management or the fund the Company used to manage, Prestige Capital Markets Fund I L.P., which is of 1.5% to 2.5% of such investor’s subscription amount with respect to such investment as of the date of determination, and it is non-refundable.

For the fund Prestige Capital Markets Fund I L.P., these customer contracts require the Company to provide fund management services, which represents a performance obligation that the Company satisfies over time. The management fee will be payable in US Dollars monthly in arrears as soon as the net asset value calculation was completed by the fund administrator and approved by the Company at the end of each month and recognized as revenue.

Disaggregation of revenue

The following table illustrates the disaggregation of revenue:

	For the six months ended March 31,
	2025	2024
	(Unaudited)	(Unaudited)
Revenue
Referral fees	$287	$11,685
Advisory service fees	—	459,974
Management fees	—	25,970
Net Revenue	$287	$497,629
	For the six months ended March 31,
	2025	2024
	(Unaudited)	(Unaudited)
Timing of Revenue Recognition
Services transferred at a point in time	$287	$471,659
Services transferred over time	—	25,970
	$287	$497,629

Contract assets

Contract assets represent the Company’s rights to consideration in exchange for services that the Company has transferred to the customer before payment is due. At the point of revenue recognition, the Company has completed all performance under the contract; however, their rights to consideration are conditional on the future renewal. As such, the Company records a corresponding contract assets for the renewal premiums allocated to referral services that have already been fulfilled the whole performance obligation. The Company only recognizes contract assets to the extent that the Company believes it is probable that it will collect substantially all of the consideration to which it will be entitled in exchange for the services transferred to the customer.

The contract assets will increase when the Company recognizes it and will decrease when the payment is due and be reclassified to a receivable.

The contract assets will not be reclassified to a receivable given that the right to invoice and the payment due date is the same date. Per ASC 606-10-45-3, an entity shall assess a contract asset for impairment in accordance with Topic 310 on receivables. Per ASC 606-10-50-4a, impairment losses recognized on receivables or contract assets are disclosed separately from other impairment losses.

Contract assets are stated at the historical carrying amount net of write-offs and allowance for uncollectible accounts. The Company establishes an allowance for uncollectible accounts based on estimates, historical experience and other factors surrounding the credit risk of specific clients. Uncollectible accounts are written-off when a settlement is reached for an amount that is less than the outstanding historical balance or when the Company has determined the balance will not be collected.

Contract assets as of March 31, 2025 and September 30, 2024 are as follows:

	As of March 31, 2025	As of September 30, 2024
	(Unaudited)
Contract assets, net	$—	$483

During the year ended September 30, 2024, the Group recognized that the contract assets which derived from insurance commission, required a full allowance due to the non-renewal of the insurance. As of September 30, 2024, the allowance for credit losses were $74,622.

The significant changes in the contract assets balances during the six months ended March 31, 2025 and the year ended September 30, 2024 are as follows:

Contract assets
USD
Balance as of 9/30/2023	91,565
Net off amount of payment due	(17,414)
Provision of current expected credit losses	(74,622)
Exchange diff.	954
Balance as of 9/30/2024	483
Net off amount of payment due	(482)
Exchange diff.	(1)
Balance as of 3/31/2025 (Unaudited)	—

Business combinations

Business combinations

The Company accounts for its business combinations using the acquisition method of accounting in accordance with Accounting Standards Codification (“ASC”) 805 “Business Combinations.” The cost of an acquisition is measured as the aggregate of the acquisition date fair values of the assets transferred and liabilities incurred by the Company to the sellers and equity instruments issued. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets and liabilities acquired or assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total costs of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated statements of comprehensive income. During the measurement period, which can be up to one year from the acquisition date, the Company may record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Upon the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to the consolidated statements of comprehensive income.

In a business combination achieved in stages, the Company re-measures the previously held equity interest in the acquiree immediately before obtaining control at its acquisition-date fair value and the re-measurement gain or loss, if any, is recognized in the consolidated statements of comprehensive income.

When there is a change in ownership interests that results in a loss of control of a subsidiary, the Company deconsolidates the subsidiary from the date control is lost. Any retained non-controlling investment in the former subsidiary is measured at fair value and is included in the calculation of the gain or loss upon deconsolidation of the subsidiary.

For the Company’s majority-owned subsidiaries, a non-controlling interest is recognized to reflect the portion of their equity which is not attributable, directly or indirectly, to the Group. “Net income (loss)” on the consolidated income statements includes the “net loss attributable to non-controlling interests”. The cumulative results of operations attributable to non-controlling interests are also recorded as non-controlling interests in the Company’s consolidated balance sheets
Goodwill

Goodwill

Goodwill is initially measured at cost, being the excess of the aggregate of the consideration transferred, the amount recognized for non-controlling interests and any fair value of the Group’s previously held equity interests in the acquiree over the identifiable assets acquired and liabilities assumed. If the sum of this consideration and other items is lower than the fair value of the net assets acquired, the difference is, after reassessment, recognized in profit or loss as a gain on bargain purchase.

After initial recognition, goodwill is measured at cost less any accumulated impairment losses. Goodwill is tested for impairment annually or more frequently if events or changes in circumstances indicate that the carrying value may be impaired. For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to each of the Group’s cash-generating units, or groups of cash-generating units, that are expected to benefit from the synergies of the combination, irrespective of whether other assets or liabilities of the Group are assigned to those units or groups of units.

Where goodwill has been allocated to a cash-generating unit (or group of cash-generating units) and part of the operation within that unit is disposed of, the goodwill associated with the operation disposed of is included in the carrying amount of the operation when determining the gain or loss on the disposal. Goodwill disposed of in these circumstances is measured based on the relative value of the operation disposed of and the portion of the cash-generating unit retained.

Intangible assets (other than goodwill)

Intangible assets (other than goodwill)

Intangible assets acquired separately are measured on initial recognition at cost. The cost of intangible assets acquired in a business combination is the fair value at the date of acquisition. The useful lives of intangible assets are assessed to be either finite or indefinite. Intangible assets with finite lives are subsequently amortized over the useful economic life and assessed for impairment whenever there is an indication that the intangible asset may be impaired. The amortization period and the amortization method for an intangible asset with a finite useful life are reviewed at least at each financial year end.

Intangible assets are stated at cost less any impairment losses and are amortized on the straight-line basis over their estimated useful lives. The principal estimated useful lives of intangible assets are as follows:

Categories	Estimated useful lives
Software	5-10 years
Patent	8-15 years
Trademark	10 years
Customer relationship	9 years
Non-patented technology	10 years

The useful economic life for software is based on the anticipated number of years the software will retire due to significant upgrades to the software. The useful life of patent is estimated based on the shorter of legal registered period and the period over which the patent is expected to generate economic benefit. The useful life of trademarks is based on the estimated periods that the Group intends to derive future economic benefits from the use of the assets. Besides, The Group also takes into account factors including the duration of the patent and trademark, as well as the useful lives of similar assets in the marketplace. The customer relationship was acquired in a business combination recognized separately from goodwill and is initially recognized at its fair value at the acquisition date, which is regarded as their cost. Purchased non-patented technology is stated at cost less any impairment losses and amortized on the straight-line basis over its estimated useful lives of 10 years.

Warrants

Warrants

Warrants issued by the Group are classified as equity instruments. The proceeds received, or the fair value of the warrants issued as part of a business combination or other equity financing, is recorded within additional paid-in capital upon issuance. Subsequent transactions, including the exercise or expiration of these warrants, are treated as reclassifications between equity accounts and do not result in the recognition of gain or loss in the consolidated statements of operations.

Impairment of long-lived assets

Impairment of long-lived assets

The Company evaluates its long-lived assets, including right-of-use assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable in accordance with ASC subtopic 360-10, Property, Plant and Equipment: Overall (“ASC 360-10”). When these events occur, the Group assesses the recoverability of the long-lived assets by comparing the carrying amount of the assets to future undiscounted net cash flow expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group will recognize an impairment loss equal to the excess of the carrying amount over the fair value of the assets. Impairment of long-lived assets were nil and nil as of March 31, 2025 and September 30, 2024, respectively.

Subscription receivable

Subscription receivable

As of March 31, 2025, subscriptions receivable represented the commitment from an investor to purchase capital stock of the Group. Since the shares had already been issued, and the amount was not yet received by the Group, this item was recorded as subscriptions receivable on the equity section of the Group’s balance sheet as of March 31, 2025.

Segment Reporting

Segment Reporting

In accordance with ASC 280, Segment Reporting, an operating segment is identified as a component of an enterprise of which separate financial information and operating results are available and regularly reviewed by the Company’s chief operating decision maker (“CODM”). The Company has one operating and reportable segment with one business activity – earning referral fee from brokers. The Company’s CODM is its Chief Executive Officer. The Company’s CODM reviews financial information presented on a consolidated basis. The CODM uses the consolidated income or loss from operations and net income (loss) to evaluate financial performance, make decisions and allocate resources. The CODM also reviews the functional expenses such as selling and marketing expenses, research and development expenses and general and administrative expenses at the consolidated level to manage the Company’s operations. The CODM does not use asset or liability information in assessing the Company’s operating segment.

Recently Issued Accounting Standards adopted by the Company

Recently Issued Accounting Standards adopted by the Company

The ASU 2023-07: Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures provides improvements to reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. In addition, the amendments enhance interim disclosure requirements, clarify circumstances in which an entity can disclose multiple measures of segment profit or loss, provide new segment disclosure requirements for entities with a single reportable segment and contain other disclosure requirements. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods in fiscal years beginning after December 15, 2024. The ASU should be adopted retrospectively to all periods presented in the financial statements unless it is impracticable to do so. The Company adopted this guidance during the period ended March 31, 2025. The impact of the adoption of this guidance was not material to our financial position or results of operations, as the requirements impact only segment reporting disclosures in our notes to financial statements. See Segment Reporting above for further details.

Recently Issued Accounting Standards, not yet Adopted by the Company

Recently Issued Accounting Standards, not yet Adopted by the Company

The ASU 2025-01: Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40) issued in January 2025 clarified the effective date of ASU 2024-03 published on November 4, 2024. ASU 2024-03 expanded the disclosure of financial statements under ASC 220-40 and requires public business entities (“PBE”) to provide a disaggregated disclosure of certain expense captions into specified categories in disclosure within the footnote to the financial statements while it does not change the expense captions on the face of the income statement. In the footnote to the financial statements, PBEs are required to disaggregate, in a tabular presentation, each relevant expense caption on the face of the income statement that includes any of the following natural expenses: (1) purchases of inventory, (2) employee compensation, (3) depreciation, (4) intangible asset amortization, and (5) depreciation, depletion, and amortization (DD&A) recognized as part of oil and gas-producing activities or other types of depletion expenses. The tabular disclosure would also include certain other expenses, when applicable. This ASU will be effective for PBEs for annual reporting periods beginning after December 15, 2026, and interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is allowed. The Company is evaluating the impact of the adoption of this guidance in its consolidated financial statements.

The ASU 2023-09: Income Taxes (Topic 740): Improvements to Income Tax Disclosures enhances existing income tax disclosures primarily related to the rate reconciliation and income taxes paid information. With regard to the improvements to disclosures of rate reconciliation, a public business entity is required on an annual basis to (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. Similarly, a public entity is required to provide the amount of income taxes paid (net of refunds received) disaggregated by (1) federal, state, and foreign taxes and by (2) individual jurisdictions in which income taxes paid (net of refunds received) is equal to or greater than 5 percent of total income taxes paid (net of refunds received). The ASU also includes certain other amendments to improve the effectiveness of income tax disclosures, for example, an entity is required to provide (1) pretax income (or loss) from continuing operations disaggregated between domestic and foreign, and (2) income tax expense (or benefit) from continuing operations disaggregated by federal, state, and foreign. ASU 2023-07: Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The ASU will be effective for annual periods beginning after December 15, 2024. Entities are required to apply the ASU on a prospective basis. The adoption of ASU 2023-09 is not expected to materially impact the Company’s consolidated balance sheets, statements of income and comprehensive income, cash flows or disclosures.

Other accounting standards that have been issued by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Company does not discuss recent standards that are not anticipated to have an impact on or are unrelated to its consolidated balance sheets, statements of income and comprehensive income, cash flows or disclosures.

Recently issued ASUs by the FASB, except for the ones mentioned above, are not expected to have a significant impact on the Company’s consolidated results of operations or financial position.